Leases - Summary of detailed information about undiscounted lease payments to be received after the reporting date (Detail) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of undiscounted lease payments to net investment in finance lease [line items]
Operating leases	£ 83
Finance leases	90
Undiscounted lease payments receivable	173	£ 213	£ 181
Unearned finance income	(7)
Net investment in finance lease receivable	83
Less than one year [Member]
Disclosure of undiscounted lease payments to net investment in finance lease [line items]
Operating leases	9
Finance leases	22
Undiscounted lease payments receivable	31	31	24
One to two years [member]
Disclosure of undiscounted lease payments to net investment in finance lease [line items]
Operating leases	10
Finance leases	23
Undiscounted lease payments receivable	33	33	28
Two to three years [member]
Disclosure of undiscounted lease payments to net investment in finance lease [line items]
Operating leases	10
Finance leases	23
Undiscounted lease payments receivable	33	34	28
Three to four years [member]
Disclosure of undiscounted lease payments to net investment in finance lease [line items]
Operating leases	10
Finance leases	16
Undiscounted lease payments receivable	26	34	28
Four to five years [member]
Disclosure of undiscounted lease payments to net investment in finance lease [line items]
Operating leases	10
Finance leases	4
Undiscounted lease payments receivable	14	27	29
More than five years [member]
Disclosure of undiscounted lease payments to net investment in finance lease [line items]
Operating leases	34
Finance leases	2
Undiscounted lease payments receivable	£ 36	£ 54	£ 44